Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,317,600.00
Total Fee Amount	458.16
Total Offset Amount	0.00
Net Fee	$ 458.16
Offering Table N/A
Offset Table N/A	N/A